Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Schedule of Total Stock-Based Compensation Expense

 Total stock-based compensation expense for the three and six months ended June 30, 201 5 and 2014 was comprised of the following (in thousands):

	Three Months Ended June 30, 2015	Three Months Ended June 30, 2014	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014
Cost of sales	$7	$15	$14	$30
Research and development	31	73	91	143
Selling and marketing	8	12	17	23
General and administrative	46	274	220	525

	$92	$374	$342	$721

Fair Value of Stock Option Award

The fair value of options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions for the three and six months ended June 30, 2015 and 2014:

	Three Months Ended June 30, 2015	Three Months Ended June 30, 2014	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014
Significant assumptions (weighted average):
Risk-free interest rate at grant date	0.00%	1.91%	1.75%	1.91%
Expected stock price volatility	0.00%	99.72%	93.54%	99.72%
Expected dividend payout	0%	0%	0%	0%
Expected option life based on management’s estimate	0.0 years	6.1 years	6.1 years	6.1 years

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended December 31, 2014 and 2013:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.90%	1.02%
Expected stock price volatility	100.75%	116.53%
Expected dividend payout	0%	0%
Expected option life based on management’s estimate	6.08 yrs	6.08 yrs

Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued

Transactions involving stock options issued to employees, directors and consultants under the 2006 Plan, the 2010 Plan and outside the plans are summarized below. Options issued have a maximum life of 10 years. The following tables summarize the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Options Issued Under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2013	106,856	$168.00
Granted	42,160	$21.00
Exercised	—	$—
Canceled or expired	(6,886)	$79.50

Outstanding at December 31, 2014	142,130	$129.00
Granted	10,160	$9.00
Exercised	—	$—
Canceled or expired	(7,315)	$22.50

Outstanding at June 30, 2015	144,975	$126.00	6.16 years	$—

Vested and expected to vest at June 30, 2015	138,818	$130.50	6.03 years	$—

Exercisable at June 30, 2015	101,130	$171.00	4.94 years	$—

	Number of Options Issued Outside the Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2013	50,729	$93.00
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	—

Outstanding at December 31, 2014	50,729	$93.00
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding, vested and exercisable at June 30, 2015	50,729	$93.00	4.37 years	$—

The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Options Issued Under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	15,122,900	$1.18
Granted	1,491,500	$0.26
Exercised	—	$—
Canceled or expired	(586,000)	$0.61

Outstanding at December 31, 2013	16,028,400	$1.12
Granted	6,324,000	$0.14
Exercised	—	$—
Canceled or expired	(1,032,763)	$0.53

Outstanding at December 31, 2014	21,319,637	$0.86	6.55 years	$—

Vested and expected to vest at December 31, 2014	20,194,202	$0.90	6.39 years	$—

Exercisable at December 31, 2014	13,493,562	$1.21	5.07 years	$—

	Number of Options Issued Outside the Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	(644,939)	$1.00

Outstanding at December 31, 2013	7,609,293	$0.62
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding, vested and exercisable at December 31, 2014	7,609,293	$0.62	4.86 years	$—

Summary of Changes in Restricted Stock Award Activity

The following table summarizes the changes in restricted stock award activity and the related weighted average exercise prices for the Company’s awards issued:

	Restricted Stock Issued from the 2006 Plan and 2010 Plan	Weighted Average Grant Date Fair Value
Unvested at December 31, 2013	967	$34.50
Granted	7,309	$25.50
Vested	(7,309)	$27.00
Forfeited	—	$—

Unvested at December 31, 2014	967	$24.00
Granted	6,301	$7.50
Vested	(6,601)	$6.00
Forfeited	—	$—

Unvested at June 30, 2015	667	$9.00

The following table summarizes restricted stock award activity during the years ended December 31, 2014 and 2013:

	Restricted Stock Issued from the 2006 Plan and 2010 Plan	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	335,000	$0.32
Granted	961,000	$0.24
Vested	(1,029,750)	$0.27
Forfeited	(121,250)	$0.25

Unvested at December 31, 2013	145,000	$0.23
Granted	1,096,333	$0.17
Vested	(1,096,333)	$0.18
Forfeited	—	$—

Unvested at December 31, 2014	145,000	$0.16

Summary of Outstanding Warrants Related to Warrant Transactions

Share data related to warrant transactions through June 30, 2015 were as follows:

	Common Stock	Units	Common Stock				Common Stock				Price per Warrant
	July 2013 Financing		October 2014 Financing									Weighted
		Placement				Placement	Skin Care	Jan 2013	Mar 2013	Total		Average Exercise
	Series A	Agent	Series A	Series B	Series C	Agent	Marketing	Financing	Financing	Warrants	Range	Price
Outstanding, December 31, 2013	243,699	4,445	—	—	—	—	1,334	33,750	16,667	299,895	$22.50-300.00	$25.00
2014
Issued			258,519	258,519	258,519	62,045				837,602	$8.00	$9.00
Exchanged	(243,699)	(4,445)								(248,144)	$22.00	$22.00
Exercised				(39,295)						(39,295)	$8.00	$8.00
Forfeited/Cancelled										—	—	—

Outstanding, December 31, 2014	—	—	258,519	219,224	258,519	62,045	1,334	33,750	16,667	850,058	$9.00-300.00	$10.00
2015
Issued										—	$—	$—
Exchanged										—	$—	$—
Exercised				(12,409)	(51,704)					(64,113)	$6.00-9.00	$6.00
Forfeited/Cancelled				(206,815)						(206,815)	$12.00	$12.00

Outstanding, June 30, 2015	—	—	258,519	—	206,815	62,045	1,334	33,750	16,667	579,130	$6.00-300.00	$9.00

Share data related to warrant transactions as of December 31, 2014 were as follows:

	Preferred Stock		Common Stock		Units	Common Stock				Common Stock
			July 2013 Financing			October 2014 Financing
	Series A	Series B	Series A	Series B	Placement Agent	Series A	Series B	Series C	Placement Agent	YKA Loan	Skin Care Marketing	Jan 2013 Financing	Mar 2013 Financing	Total Warrants
Outstanding, December 31, 2012	1,600,000	300,000	—	—	—	—	—	—	—	1,400,000	200,000	—	—	3,500,000
2013
Issued			36,754,822	20,000,000	666,666							5,062,500	2,500,000	64,983,988
Exercised			(200,000)	(16,754,822)										(16,954,822)
Forfeited/Cancelled	(1,600,000)	(300,000)		(3,245,178)						(1,400,000)				(6,545,178)

Outstanding, December 31, 2013	—	—	36,554,822	—	666,666	—	—	—	—	—	200,000	5,062,500	2,500,000	44,983,988
2014
Issued						38,777,726	38,777,726	38,777,726	9,306,654					125,639,832
Exchanged			(36,554,822)		(666,666)									(37,221,488)
Exercised							(5,894,214)							(5,894,214)
Forfeited/Cancelled														—

Outstanding, December 31, 2014	—	—	—	—	—	38,777,726	32,883,512	38,777,726	9,306,654	—	200,000	5,062,500	2,500,000	127,508,118

	Price per Warrant
	Range	Weighted Average Exercise Price
Outstanding, December 31, 2012	$0.25-2.00	$0.34
2013
Issued	$0.15-0.20	$0.16
Exercised	$0.15-0.15	$0.15
Forfeited/Cancelled	$0.15-0.25	$0.20

Outstanding, December 31, 2013	$0.15-2.00	$0.17
2014
Issued	$0.06	$0.06
Exchanged	$0.15	$0.15
Exercised	$0.06	$0.06
Forfeited/Cancelled	$—	$—

Outstanding, December 31, 2014	$0.06-2.00	$0.07

Summary of Changes in Options Outstanding and Related Exercise Prices

Options Outstanding				Options Exercisable and Vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.09-$0.17	6,109,000	9.53	$0.14	—	—	—
$0.18-$0.54	4,856,037	6.00	$0.37	3,496,512	5.27	$0.39
$0.55-$0.69	8,901,543	4.87	$0.61	8,901,543	4.87	$0.61
$0.70-$1.76	3,732,350	3.87	$1.16	3,673,600	3.83	$1.17
$1.77-$3.20	5,330,000	5.90	$1.97	5,031,200	5.89	$1.98

	28,928,930	6.10	$0.79	21,102,855	5.00	$1.00